SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Customer Contracts | Minimum [Member]
INTANGIBLE ASSETS, NET
Weighted-average amortization period (in years)	5 years
Customer Contracts | Maximum [Member]
INTANGIBLE ASSETS, NET
Weighted-average amortization period (in years)	15 years
Licenses
INTANGIBLE ASSETS, NET
Weighted-average amortization period (in years)	20 years
Software
INTANGIBLE ASSETS, NET
Weighted-average amortization period (in years)	5 years